Maturity of Indebtedness (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Mortgage Loans on Real Estate [Line Items]
2013	$ 213
2014	527
2015	843
2016	905
2017	950
Thereafter	88,975
Total	$ 92,413